Debt - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Outstanding debt	$ 3,456	$ 3,446
Debt issuance costs	23	27
Net unamortized discount	$ 9	$ 6